Taxation - Components of Tax Assets and Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$ 34,806	$ 49,029
Foreign tax credit carryforwards	163,134	80,390
Tax loss carryforwards	36,405	35,708
Unearned premiums	14,425	25,518
Other deferred tax assets	31,566	24,012
Deferred tax assets before valuation allowance	280,336	214,657
Valuation allowance	(185,615)	(91,819)
Deferred tax assets	94,721	122,838
Deferred tax liabilities
Deferred acquisition costs	29,204	50,313
Goodwill and other intangibles	70,674	79,606
Equalization reserves	27,252	39,812
Unrealized appreciation and timing differences on investments	13,361	5,946
Unrealized appreciation and timing differences on foreign exchange revaluations	13,413	49,645
Other deferred tax liabilities	8,554	5,600
Deferred tax liabilities	162,458	230,922
Net deferred tax liabilities	(67,737)	(108,084)
Components Of Net Tax Assets And Liabilities [Abstract]
Net tax assets	133,169	194,170
Net tax liabilities	(154,947)	(166,113)
Net tax assets (liabilities)	(21,778)	28,057
Net Tax Liabilities By Type [Abstract]
Net current tax assets	53,900	145,831
Net deferred tax liabilities	(67,737)	(108,084)
Net unrecognized tax benefit	(7,941)	(9,690)
Net tax assets (liabilities)	$ (21,778)	$ 28,057